Unaudited Condensed Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Legal [Member]	Statutory [Member]	Tax Incentives [Member]	Profit Retention [Member]	Additional Dividends Proposed [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 107,380	$ (279)	$ 1,143	$ (75,122)	$ (24,169)	$ (11,205)	$ (1,152)	$ 9,769	$ 3,084	$ 1,220	$ 52,050	$ 6,688		$ 69,407	$ 405	$ 69,812
IfrsStatementLineItems [Line Items]
Capital transactions			1											1	(18)	(17)
Net income													19,615	19,615	74	19,689
Other comprehensive income (loss)				591	4,990		145							5,726	23	5,749
Appropriations:
Dividends											(1,503)	(6,688)	(8,180)	(16,371)	(45)	(16,416)
Ending balance, value at Jun. 30, 2022	107,380	(279)	1,144	(74,531)	(19,179)	(11,205)	(1,007)	9,769	3,084	1,220	50,547		11,435	78,378	439	78,817
Beginning balance, value at Dec. 31, 2022	107,380	(279)	1,144	(74,171)	(17,507)	(12,576)	(933)	11,574	3,281	1,677	43,038	6,864		69,492	344	69,836
IfrsStatementLineItems [Line Items]
Capital transactions															(49)	(49)
Net income													13,169	13,169	60	13,229
Other comprehensive income (loss)				1,263	4,687	(72)	206							6,084	22	6,106
Appropriations:
Dividends												(6,864)	(4,970)	(11,834)	(45)	(11,879)
Expired unclaimed dividends													7	7		7
Ending balance, value at Jun. 30, 2023	$ 107,380	$ (279)	$ 1,144	$ (72,908)	$ (12,820)	$ (12,648)	$ (727)	$ 11,574	$ 3,281	$ 1,677	$ 43,038		$ 8,206	$ 76,918	$ 332	$ 77,250